CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss from operations				$ (119,741,000)	$ (182,082,000)	$ (247,834,000)	$ (163,672,000)	$ (61,642,000)
Other income:
Net Loss				(198,968,000)	$ (249,295,000)	$ (339,170,000)	$ (239,929,000)	$ (84,767,000)
Social Capital Hedosophia Holdings Corp. II
Formation and operating costs		$ 6,059,583		6,363,402
Loss from operations		(6,059,583)		(6,363,402)
Other income:
Interest income		16,290		42,207
Net Loss	$ (21,631)	$ (6,043,293)	$ (277,902)	$ (6,321,195)
Weighted average shares outstanding, basic and diluted	1,000	12,179,587		10,111,790
Basic and diluted loss per ordinary share	$ (21,631)	$ (0.50)		$ (0.63)